Restructuring and Impairment Charges (Details of Restructuring Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, End of period	$ 134.5
Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	371.3
Year-to-Date Restructuring Charges	(95.5)
Cash Payments	74.0
Accrued, End of period	204.5
Cumulative Costs Incurred	277.5
Total Costs Expected to be Incurred	277.5
Restructuring Reserve, Translation Adjustment	2.7
2009 U.S. Plan [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	15.5	16.2	15.2
Year-to-Date Restructuring Charges	1.8	4.4	5.3
Cash Payments	(14.6)	(5.1)	(4.3)
Accrued, End of period	2.7	15.5	16.2
Cumulative Costs Incurred	27.6	25.8	21.4
Total Costs Expected to be Incurred	27.9	46.0	48.3
2009 U.S. Plan [Member] | Severance and Other Employee Benefits [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	12.6	16.2	15.2
Year-to-Date Restructuring Charges	(2.5)	(0.2)	2.1
Cash Payments	(7.4)	(3.4)	(1.1)
Accrued, End of period	2.7	12.6	16.2
Cumulative Costs Incurred	15.5	18.0	18.2
Total Costs Expected to be Incurred	15.5	18.8	21.0
2009 U.S. Plan [Member] | Asset Move Costs [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	0	0	0
Year-to-Date Restructuring Charges	0	1.7	3.2
Cash Payments	0	(1.7)	(3.2)
Accrued, End of period	0	0	0
Cumulative Costs Incurred	4.9	4.9	3.2
Total Costs Expected to be Incurred	5.2	20.3	20.3
2009 U.S. Plan [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	2.9	0	0
Year-to-Date Restructuring Charges	0	2.9	0
Cash Payments	2.9	0	0
Accrued, End of period	0	2.9	0
Cumulative Costs Incurred	2.9	2.9	0
Total Costs Expected to be Incurred	2.9	2.9	3.0
2009 U.S. Plan [Member] | Infrastructure Costs [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	0	0	0
Year-to-Date Restructuring Charges	4.3	0	0
Cash Payments	4.3	0	0
Accrued, End of period	0	0	0
Cumulative Costs Incurred	4.3	0	0
Total Costs Expected to be Incurred	4.3	4.0	4.0
2011 US Plan [Member] [Member] | Severance and Other Employee Benefits [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	60.2
Year-to-Date Restructuring Charges	0
Cash Payments	27.8
Accrued, End of period	31.7
Cumulative Costs Incurred	63.2
Total Costs Expected to be Incurred	63.2
Restructuring Reserve, Translation Adjustment	(0.7)
2011 US Plan [Member] [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	260.0
Year-to-Date Restructuring Charges	(93.4)
Cash Payments	34.3
Accrued, End of period	134.5
Cumulative Costs Incurred	164.6
Total Costs Expected to be Incurred	164.6
Restructuring Reserve, Translation Adjustment	2.2
2011 US Plan [Member] [Member] | Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	51.1
Year-to-Date Restructuring Charges	(2.1)
Cash Payments	11.9
Accrued, End of period	38.3
Cumulative Costs Incurred	49.7
Total Costs Expected to be Incurred	49.7
Restructuring Reserve, Translation Adjustment	$ 1.2